DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details 3) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015
Interest Rate Swap [Member]
Derivative [Line Items]
InterestRateFairValueHedgeDerivativeAtFairValueNet	$ 1,294	$ 1,294
Cross Currency Interest Rate Contract [Member]
Derivative [Line Items]
InterestRateCashFlowHedgeDerivativeAtFairValueNet	588	588
Cross Currency Interest Rate Contract Forecasted Work Plan Exposure [Member]
Derivative [Line Items]
InterestRateCashFlowHedgeDerivativeAtFairValueNet	1,500	500
Forward Starting Interest Rate Swap [Member]
Derivative [Line Items]
InterestRateCashFlowHedgeDerivativeAtFairValueNet	$ 3,750	$ 3,500